MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund
MainStay Epoch U.S. Equity Yield Fund

MAINSTAY FUNDS TRUST

MainStay Epoch U.S. Equity Yield Fund

Supplement dated May 9, 2017 (“Supplement”) to the
Summary Prospectus and Prospectus dated February 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the Summary Prospectus and Prospectus are revised as follows:

1.	The table and footnotes in the section entitled “Fee and Expenses of the Fund,” as well as the table in the section entitled “Example” are revised as follows:

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%	None
Other Expenses	0.11%	0.34%	0.34%	0.34%	0.11%	0.21%	0.21%	0.21%	0.04%
Total Annual Fund Operating Expenses	1.03%	1.26%	2.01%	2.01%	0.78%	0.88%	1.13%	1.38%	0.71%

1.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge.

3.

The management fee is as follows: 0.70% on assets up to $500 million; 0.68% on assets from $500 million to $1 billion; 0.66% on assets from $1 billion to $2 billion and 0.65% on assets in excess of $2 billion.

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R1	Class R2	Class R3	Class R6
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$649	$671	$204	$704	$204	$304	$80	$90	$115	$140	$73
3 Years	$860	$928	$630	$930	$630	$630	$249	$281	$359	$437	$227
5 Years	$1,087	$1,204	$1,083	$1,283	$1,083	$1,083	$433	$488	$622	$755	$395
10 Years	$1,740	$1,989	$2,144	$2,144	$2,338	$2,338	$966	$1,084	$1,375	$1,657	$883

2.	The section entitled, “Know With Whom You Are Investing: Additional Information Regarding Fee Waivers: Contractual,” is revised to include the following waiver:

MainStay Epoch U.S. Equity Yield Fund: Class A, 1.14%, with an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes, except for Class R6. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Class R6 fees and expenses do not exceed those of Class I.

Fee and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - MainStay Epoch U.S. Equity Yield Fund	Class A		Investor Class		Class B [1]	Class C	Class I	Class R1	Class R2	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[2]	none	[2]	5.00%	1.00%	none	none	none	none	none
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 24 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - MainStay Epoch U.S. Equity Yield Fund		Class A	Investor Class	Class B [2]	Class C	Class I	Class R1	Class R2	Class R3	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none	0.25%	0.50%	none
Other Expenses		0.11%	0.34%	0.34%	0.34%	0.11%	0.21%	0.21%	0.21%	0.04%
Total Annual Fund Operating Expenses		1.03%	1.26%	2.01%	2.01%	0.78%	0.88%	1.13%	1.38%	0.71%
[1]	The management fee is as follows: 0.70% on assets up to $500 million; 0.68% on assets from $500 million to $1 billion; 0.66% on assets from $1 billion to $2 billion and 0.65% on assets in excess of $2 billion.
[2]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

Example
Assuming redemption at end of period
Expense Example - - MainStay Epoch U.S. Equity Yield Fund - USD ($)	Class A	Investor Class	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R6
1 Year	$ 649	$ 671	$ 704	$ 304	$ 80	$ 90	$ 115	$ 140	$ 73
3 Years	860	928	930	630	249	281	359	437	227
5 Years	1,087	1,204	1,283	1,083	433	488	622	755	395
10 Years	$ 1,740	$ 1,989	$ 2,144	$ 2,338	$ 966	$ 1,084	$ 1,375	$ 1,657	$ 883

Assuming no redemption
Expense Example, No redemption - - MainStay Epoch U.S. Equity Yield Fund - USD ($)	Class B	Class C
1 Year	$ 204	$ 204
3 Years	630	630
5 Years	1,083	1,083
10 Years	$ 2,144	$ 2,338

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.